Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of Financial Instruments [Line Items]
Derivative financial liabilities	$ (1,305)		$ (1,305)		$ (1,567)
Derivative Financial Instrument	398		398		140
Outstanding balance of total credit facility	13,149		13,149		86,713
Bank overdraft	469		469		185
Current portion of non-current borrowings	41,353		41,353
Financial liabilities	54,971		54,971		86,898
Non-current portion of non-current borrowings	108,489		108,489
Non-current financial liabilities	108,489		108,489		0
Financial liabilities	163,460		163,460		86,898
Costs of services
Disclosure of Financial Instruments [Line Items]
Net foreign exchange gain	1,468	$ (1,896)	1,047	$ (3,232)
Finance costs
Disclosure of Financial Instruments [Line Items]
Net foreign exchange gain	(3,318)	$ (1,497)	(6,950)	$ (5,088)
Buy EUR | Futures Contract | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	0		0		5,698
Derivative financial instruments	0		0		21
Buy EUR | Futures Contract | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	5,693		5,693
Derivative financial instruments	(158)		(158)
Buy EUR | Forward | Other Derivative Financial Instruments | United States Dollar | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	38,707		38,707		31,874
Derivative financial instruments	(714)		(714)		(45)
Buy USD | Futures Contract | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					10,864
Derivative financial instruments					(176)
Buy USD | Futures Contract | Other Derivative Financial Instruments | Argentine Peso | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	0		0		4,300
Derivative financial instruments	0		0		11
Buy USD | Forward | Other Derivative Financial Instruments | Mexican Peso | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					5,407
Derivative financial instruments					(132)
Buy USD | Forward | Other Derivative Financial Instruments | Southafrican Rand | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	2,000		2,000
Derivative financial instruments	26		26
Buy USD | Forward | Other Derivative Financial Instruments | Southafrican Rand | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					5,064
Derivative financial instruments					(27)
Buy USD | Forward | Other Derivative Financial Instruments | Moroccan Dirham | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	6,601		6,601
Derivative financial instruments	199		199
Buy USD | Forward | Other Derivative Financial Instruments | Moroccan Dirham | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					8,740
Derivative financial instruments					(167)
Buy USD | Forward | Other Derivative Financial Instruments | Brazilian Real | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					27,128
Derivative financial instruments					(198)
Buy USD | Forward | Other Derivative Financial Instruments | Chilean Peso | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	5,919		5,919
Derivative financial instruments	3		3
Buy USD | Forward | Other Derivative Financial Instruments | United Arab Emirates Dirham | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	0		0		900
Derivative financial instruments	0		0		0
Buy USD | Forward | Other Derivative Financial Instruments | Saudi Riyal | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					4,504
Derivative financial instruments					(5)
Buy USD | Forward | Other Derivative Financial Instruments | Turkish lira [member] | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	4,176		4,176		1,533
Derivative financial instruments	(24)		(24)		(31)
Buy USD | Forward | Other Derivative Financial Instruments | Thai Baht | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD					2,887
Derivative financial instruments					(8)
Buy USD | Forward | Other Derivative Financial Instruments | Baht tailandés | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	4,707		4,707
Derivative financial instruments	49		49
Buy USD | Forward | Other Derivative Financial Instruments | Japanese Yen | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	1,061		1,061
Derivative financial instruments	28		28
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	3,100		3,100		7,929
Derivative financial instruments	(32)		(32)		(142)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Indian Rupee | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	5,399		5,399		3,475
Derivative financial instruments	9		9		16
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Egyptian Pound | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	16,164		16,164		12,908
Derivative financial instruments	(24)		(24)		(379)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Vietnamese Dong | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	2,522		2,522		5,000
Derivative financial instruments	(28)		(28)		(48)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Nigerian Naira | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	5,528		5,528		4,759
Derivative financial instruments	(282)		(282)		(179)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Peso filipino [Member] | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	0		0		4,500
Derivative financial instruments	0		0		4
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Pakistani Rupee | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	4,077		4,077		4,193
Derivative financial instruments	(38)		(38)		(30)
Buy USD | Non-Delivery Forwards | Other Derivative Financial Instruments | West African CFA franc | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	980		980
Derivative financial instruments	7		7
Sell Eur | Other Derivative Financial Instruments | United States Dollar | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	(14,778)		(14,778)		(15,294)
Derivative financial instruments	49		49		3
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Brazilian Real | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	(6,700)		(6,700)		(10,961)
Derivative financial instruments	16		16		$ 85
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Indian Rupee | Financial liabilities
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	(2,000)		(2,000)
Derivative financial instruments	(5)		(5)
Sell USD | Non-Delivery Forwards | Other Derivative Financial Instruments | Nigerian Naira | Financial assets [Member]
Disclosure of Financial Instruments [Line Items]
Notional amount in USD	(3,500)		(3,500)
Derivative financial instruments	$ 12		$ 12